CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current:
Cash and cash equivalents	$ 8,654,375	$ 12,994,975
Restricted cash and bonds	4,696,007	3,320,781
Trade accounts receivable	3,766,517	3,774,133
Other current assets	1,680,819	1,550,359
Total current assets	18,797,718	21,640,248
Restricted cash and bond reserves	17,495,789	18,690,096
Property, plant and equipment, net	167,736,792	166,859,446
Intangible assets, net of amortization	15,265,828	15,417,514
Net deferred income tax asset	8,921,000	10,307,000
Total assets	228,217,127	232,914,304
Current Liabilities:
Accounts payable and accrued liabilities	2,703,226	1,886,947
Related party accounts payable	0	5,195
Convertible promissory note	1,597,000	0
Current portion of capital lease obligations	0	20,919
Current portion of notes payable	4,412,012	4,336,271
Total current liabilities	8,712,238	6,249,332
Long-term Liabilities:
Asset retirement obligations	1,204,930	1,400,000
Notes payable, less current portion	89,887,052	94,376,351
Total long-term liabilities	91,091,982	95,776,351
Total liabilities	99,804,220	102,025,683
Commitments and Contingencies	0	0
STOCKHOLDERS' EQUITY
Capital stock (authorized: 250,000,000 common shares with a $0.001 par value; issued and outstanding shares at December 31, 2015 and 2014 were: 107,601,425 and 107,018,029; respectively)	107,601	107,018
Additional paid-in capital	118,131,013	103,669,371
Accumulated deficit	(17,437,631)	(19,284,860)
Total stockholders' equity before Non-controlling interests	100,800,983	84,491,529
Non-controlling interests	27,611,924	46,397,092
Total stockholders' equity	128,412,907	130,888,621
Total liabilities and stockholders' equity	$ 228,217,127	$ 232,914,304